Premises And Equipment (Year-End Premises and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Premises And Equipment [Abstract]
Land and land improvements	$ 1,293	$ 1,293
Buildings	3,832	3,827
Furniture, fixtures and equipment	2,150	2,655
Premises and equipment, gross	7,275	7,775
Less: Accumulated Depreciation	(3,846)	(4,166)
Premises and equipment, net	$ 3,429	$ 3,609